Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets/(liabilities)
Surplus (deficit) in plan	£ 150
Total net assets	163	£ 136
Unfunded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	(41)	(39)
Surplus [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	449	398
Deficit [member]
Assets/(liabilities)
Surplus (deficit) in plan	125
Deficit [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	£ (245)	£ (223)